Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Fiesta Restaurant Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35373
Entity Tax Identification Number	90-0712224
Entity Address, Address Line One	14800 Landmark Boulevard, Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	702-9300
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FRGI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001534992
Amendment Flag	true
Amendment Description	Fiesta Restaurant Group, Inc. (the "Company") is filing this Amendment No. 1 (the "Amendment") to the Company's Current Report on Form 8-K (the "Form 8-K") filed with the Securities and Exchange Commission on December 9, 2021 solely to make technical corrections to the iXBRL (Inline eXtensible Business Reporting Language) exhibits which were included with the original Form 8-K filing. The remainder of the original Form 8-K is unchanged. The Amendment does not reflect events that may have occurred subsequent to the filing date of the original Form 8-K and does not modify or update in any way disclosures made in the original Form 8-K.